Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.9%
	COMMUNICATION SERVICES — 5.5%
1,493	Alphabet, Inc. - Class A*	$4,032,802
1,493	Alphabet, Inc. - Class C*	4,027,845
26,496	IAC/InterActiveCorp*	3,040,681
6,593	Netflix, Inc.*	2,601,071
		13,702,399
	CONSUMER DISCRETIONARY — 10.9%
2,836	Amazon.com, Inc.*	8,710,093
35,999	Five Below, Inc.*	5,889,796
20,127	Fiverr International Ltd.*,1	1,588,222
75,333	Grand Canyon Education, Inc.*	6,541,165
47,294	Starbucks Corp.	4,341,116
		27,070,392
	FINANCIALS — 2.6%
17,171	S&P Global, Inc.	6,451,264
	HEALTH CARE — 23.7%
40,080	Amedisys, Inc.*	6,422,419
125,662	Certara, Inc.*	3,184,275
8,135	Charles River Laboratories International, Inc.*	2,368,587
27,814	Danaher Corp.	7,632,440
31,347	Ensign Group, Inc.	2,634,402
11,494	IDEXX Laboratories, Inc.*	6,118,831
9,628	Illumina, Inc.*	3,144,505
46,075	Neogen Corp.*	1,644,877
74,910	Oak Street Health, Inc.*	1,311,674
22,814	Teladoc Health, Inc.*	1,731,811
13,932	UnitedHealth Group, Inc.	6,629,821
28,610	Veeva Systems, Inc. - Class A*	6,553,120
24,779	West Pharmaceutical Services, Inc.	9,591,455
		58,968,217
	INDUSTRIALS — 15.7%
118,174	CoStar Group, Inc.*	7,209,796
133,350	Fastenal Co.	6,862,191
53,265	HEICO Corp.	7,857,120
111,879	Ritchie Bros Auctioneers, Inc.[1]	5,860,222
166,264	Rollins, Inc.	5,425,194
32,815	Verisk Analytics, Inc. - Class A	5,819,412
		39,033,935
	INFORMATION TECHNOLOGY — 38.1%
38,910	Analog Devices, Inc.	6,236,884
17,166	ANSYS, Inc.*	5,565,046

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
47,468	Avalara, Inc.*	$4,932,400
52,668	Blackline, Inc.*	3,966,427
41,871	Globant S.A.*,1	11,472,654
25,152	Guidewire Software, Inc.*	2,217,149
54,907	Microsoft Corp.	16,405,663
26,993	NVIDIA Corp.	6,582,243
20,550	Paycom Software, Inc.*	6,970,765
15,549	PayPal Holdings, Inc.*	1,740,400
32,093	salesforce.com, Inc.*	6,756,539
9,802	ServiceNow, Inc.*	5,684,376
10,350	Twilio, Inc. - Class A*	1,809,180
18,684	Tyler Technologies, Inc.*	8,001,610
18,336	Visa, Inc. - Class A	3,962,776
23,535	Workiva, Inc.*	2,478,235
		94,782,347
	MATERIALS — 1.4%
19,654	Ecolab, Inc.	3,464,214
	TOTAL COMMON STOCKS
	(Cost $156,001,426)	243,472,768
	SHORT-TERM INVESTMENTS — 2.2%
5,448,139	Fidelity Institutional Treasury Fund, 0.01%[2]	5,448,139
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,448,139)	5,448,139
	TOTAL INVESTMENTS — 100.1%
	(Cost $161,449,565)	248,920,907
	Liabilities Less Other Assets — (0.1)%	(151,508)
	NET ASSETS — 100.0%	$248,769,399

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.